Contingent liabilities and commitments - Narrative (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of contingent liabilities [line items]
Provisions	£ 817	£ 858
Expected credit losses held against contingent liabilities and commitments
Disclosure of contingent liabilities [line items]
Provisions	£ 473	£ 532